11. Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity

Common Stock

As of September 30, 2017, the total number of authorized shares of Common Stock was 233,333,334.

On October 29, 2015, the Company entered into securities purchase agreements with certain accredited investors pursuant to which the Company sold an aggregate of 1,443,362 shares of its Common Stock, par value $0.001 per share, and warrants to purchase up to an aggregate of 1,443,362 shares of Common Stock (the “Original Warrants”) for a purchase price of $3.00 per share and the associated warrants for gross proceeds to the Company of $4,330,000 (“2015 Private Placement”). The closing of the 2015 Private Placement occurred on November 3, 2015. Stock offering costs were $502,218. (See Note 11 for additional information about these warrants.)

On October 6, 2016, the Board of Directors of the Company authorized a reverse stock split in preparation for the Company’s anticipated uplisting on the NASDAQ Capital Market.

On November 4, 2016, the Company filed a certificate of change to the Company’s Articles of Incorporation with the Secretary of State of the State of Nevada to effect a one-for-three reverse stock split of the Company’s issued and outstanding Common Stock. As a result of the 2016 Reverse Split, every three shares of the Company’s issued and outstanding Common Stock were automatically combined and reclassified into one share of the Company’s Common Stock. The 2016 Reverse Split affected all issued and outstanding shares of Common Stock, as well as Common Stock underlying stock options and warrants outstanding. No fractional shares were issued in connection with the 2016 Reverse Split. Stockholders who would otherwise have held a fractional share of Common Stock received an increase to their Common Stock as the Common Stock was rounded up to a full share. The total number of authorized shares of Common Stock was reduced from 700,000,000 to 233,333,334 in conjunction with the 2016 Reverse Split. The 2016 Reverse Split became effective on November 9, 2016. All disclosures of shares and per share data in these consolidated financial statements and related notes have been retroactively adjusted to reflect the reverse stock split for all periods presented.

On February 9, 2017, the Company entered into the Private Transaction pursuant to the Agreement with certain holders of the Original Warrants. Pursuant to the Agreement, the holders of the Original Warrants and the Company agreed that such Original Warrant holders would exercise their Original Warrants in full, and the Company would issue to each such holder new warrants. (See Note 11 for additional information about these warrants.) In association with the Private Transaction, the Company issued 1,171,689 shares of Common Stock upon exercise of a portion of the Original Warrants for which it received gross proceeds of $3,866,573 and recording offering costs of $464,649 for net proceeds of $3,401,924.

As of September 30, 2017 and December 31, 2016, there were 5,938,103 and 4,010,649 shares of Common Stock outstanding, respectively. Below are the changes to the Company’s Common Stock during the nine months ended September 30, 2017:

•	In connection with the January 2017 Sony Transactions, we issued Sony 301,231 shares of our Common Stock at $4.945 per share.
•	On January 17, 2017, we issued to a consultant 10,112 shares of our Common Stock at $4.945 per share in connection with the January 2017 Sony Transactions.
•	On February 9, 2017, the Company issued 1,171,689 shares of Common Stock in connection with the Private Transaction.
•	On March 14, 2017, the Company issued 8,410 shares of Common Stock valued at $5.95 per share to a consultant for services rendered.
•	On August 1, 2017, the Company issued 6,012 shares of Common Stock valued at $4.99 per share to a consultant for services rendered.
•	On various dates during the nine months ended September 30, 2017, the Company issued 430,000 shares of the Company’s Common Stock pursuant to the conversion of 1,290 shares of Series A Convertible Preferred Stock at a conversion price of $3.00.

Preferred Stock

The Company has 10,000,000 shares of preferred stock authorized with a par value of $0.001 per share. The Board of Directors is authorized, subject to any limitations prescribed by law, without further vote or action by our stockholders, to issue from time to time shares of preferred stock in one or more series. Each series of preferred stock will have such number of shares, designations, preferences, voting powers, qualifications and special or relative rights or privileges as shall be determined by our Board of Directors, which may include, among others, dividend rights, voting rights, liquidation preferences, conversion rights and preemptive rights.

As of September 30, 2017 and December 31, 2016, there were 3,605 and 4,895 shares of Series A Convertible Preferred Stock outstanding, respectively.

On May 12, 2014, the Board of Directors authorized the designation of a class of preferred stock as “Series A Convertible Preferred Stock”. On May 14, 2014, the Company filed the Certificate of Designation, Preferences and Rights of the 0% Series A Convertible Preferred Stock with the Secretary of State of the State of Nevada.

Each share of the Series A Convertible Preferred Stock is convertible into shares of the Company’s Common Stock, par value $0.001 per share, based on a conversion calculation equal to the Base Amount divided by the conversion price. The Base Amount is defined as the sum of (i) the aggregate stated value of the Series A Convertible Preferred Stock to be converted and (ii) all unpaid dividends thereon. The stated value of each share of the Series A Convertible Preferred Stock is $1,000 and the initial conversion price is $6.00 per share, subject to adjustment in the event of stock splits, dividends and recapitalizations. Additionally, in the event the Company issues shares of its Common Stock or Common Stock equivalents at a per share price that is lower than the conversion price then in effect, the conversion price shall be adjusted to such lower price, subject to certain exceptions. The Company is prohibited from effecting a conversion of the Series A Convertible Preferred Stock to the extent that as a result of such conversion, the investor would beneficially own more than 9.99% in the aggregate of the issued and outstanding shares of the Company’s Common Stock, calculated immediately after giving effect to the issuance of shares of Common Stock upon conversion of the Series A Convertible Preferred Stock. The shares of Series A Convertible Preferred Stock possess no voting rights.

On May 14, 2014, we entered into securities purchase agreements with certain accredited investors pursuant to which we sold an aggregate of 6,000 shares of our then newly designated Series A Convertible Preferred Stock at a price of $1,000 per share for gross proceeds to us of $6,000,000. Related to the sale, we incurred offering costs of $620,085 resulting in net proceeds of $5,379,915. The transaction closed on May 15, 2014.

As the conversion price of the Series A Convertible Preferred Stock on a converted basis was below the market price of the Common Stock on the closing date, this resulted in a beneficial conversion feature recorded as an “imputed” dividend of $2,010,000. In addition, during the fourth quarter of 2015, in connection with the 2015 Private Placement in which the Company’s Common Stock was sold at $3.00 per share, the conversion price of the Series A Convertible Preferred Stock decreased to $3.00. This decrease resulted in an additional beneficial conversion feature of $3,383,850 recognized as of the time of the 2015 Private Placement.

Common Stock

As of December 31, 2016, the total number of authorized shares of common stock was 233,333,334.

On April 2, 2014, we filed a certificate of change to our Articles of Incorporation to effect a reverse split on a 1-for-100 basis (the “2014 Reverse Split.”). The 2014 Reverse Split was effective with FINRA on April 7, 2014. All common stock share and per share information in this Form 10-K, including the accompanying consolidated financial statements and notes thereto, have been adjusted to reflect application of the 2014 Reverse Split, unless otherwise indicated. The total number of authorized shares of common stock was not adjusted in conjunction with the 2014 Reverse Split.

On October 29, 2015, the Company entered into securities purchase agreements with certain accredited investors pursuant to which the Company sold an aggregate of 1,443,362 shares of its common stock, par value $0.001 per share, and warrants to purchase up to an aggregate of 1,443,362 shares of common stock for a purchase price of $3.00 per share and the associated warrants for gross proceeds to the Company of $4,330,000 (“2015 Private Placement”). The closing of the 2015 Private Placement occurred on November 3, 2015. Stock offering costs were $502,218. (See Note 13 for additional information about these warrants.)

On October 6, 2016, the Board of Directors of the Company authorized a reverse stock split in preparation for the Company’s anticipated uplisting on the NASDAQ Capital Market.

On November 4, 2016, the Company filed a certificate of change to the Company’s Articles of Incorporation with the Secretary of State of the State of Nevada to effect a one-for-three reverse stock split of the Company’s issued and outstanding common stock. As a result of the 2016 Reverse Split, every three shares of the Company’s issued and outstanding common stock were automatically combined and reclassified into one share of the Company’s common stock. The 2016 Reverse Split affected all issued and outstanding shares of common stock, as well as common stock underlying stock options and warrants outstanding. No fractional shares were issued in connection with the 2016 Reverse Split. Stockholders who would otherwise hold a fractional share of common stock will receive an increase to their common stock as the common stock will be rounded up to a full share. The total number of authorized shares of common stock was reduced from 700,000,000 to 233,333,334 in conjunction with the 2016 Reverse Split. The 2016 Reverse Split became effective on November 9, 2016. All disclosures of shares and per share data in these consolidated financial statements and related notes have been retroactively adjusted to reflect the reverse stock split for all periods presented.

As of December 31, 2016, and 2015, there were 4,010,649 and 3,753,179 shares of common stock outstanding, respectively. Below are the changes to the Company’s common stock during the year ended December 31, 2016:

•	On various dates during the year ended December 31, 2016, the Company issued 131,668 shares of the Company’s common stock as a conversion of 395 shares of Series A Convertible Preferred Stock at a conversion price of $3.00.
•	On various dates during the year ended December 31, 2016, the Company issued 33,334 shares of the Company’s common stock for the exercise of 33,334 warrants each with an exercise price of $3.30 for total cash proceeds of $110,000.
•	On March 12, 2016, the Company issued 10,000 shares of the Company’s common stock valued at $2.40 per share as part of a settlement agreement with an entity that had provided music production services to the Company.
•	On May 4, 2016, the Company issued to Mr. Heyward 79,561 shares of common stock valued at $5.16 per share, the day’s closing stock price, in satisfaction of certain short term advances.
•	On July 19, 2016, the Company issued 2,500 shares of common stock valued at $6.00 per share, the day’s closing stock price, to a vendor for services rendered.

Preferred Stock

The Company has 10,000,000 shares of preferred stock authorized with a par value of $0.001 per share. The Board of Directors is authorized, subject to any limitations prescribed by law, without further vote or action by our stockholders, to issue from time to time shares of preferred stock in one or more series. Each series of preferred stock will have such number of shares, designations, preferences, voting powers, qualifications and special or relative rights or privileges as shall be determined by our Board of Directors, which may include, among others, dividend rights, voting rights, liquidation preferences, conversion rights and preemptive rights.

As of December 31, 2016, and 2015, there were 4,895 and 5,290 shares of Series A Convertible Preferred Stock outstanding, respectively.

On May 12, 2014, the Board of Directors authorized the designation of a class of preferred stock as “Series A Convertible Preferred Stock”. On May 14, 2014, the Company filed the Certificate of Designation, Preferences and Rights of the 0% Series A Convertible Preferred Stock with the Secretary of State of the State of Nevada.

Each share of the Series A Convertible Preferred Stock is convertible into shares of the Company’s common stock, par value $0.001 per share, based on a conversion calculation equal to the Base Amount divided by the conversion price. The Base Amount is defined as the sum of (i) the aggregate stated value of the Series A Convertible Preferred Stock to be converted and (ii) all unpaid dividends thereon. The stated value of each share of the Series A Convertible Preferred Stock is $1,000 and the initial conversion price is $6.00 per share, subject to adjustment in the event of stock splits, dividends and recapitalizations. Additionally, in the event the Company issues shares of its common stock or common stock equivalents at a per share price that is lower than the conversion price then in effect, the conversion price shall be adjusted to such lower price, subject to certain exceptions. The Company is prohibited from effecting a conversion of the Series A Convertible Preferred Stock to the extent that as a result of such conversion, the investor would beneficially own more than 9.99% in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Series A Convertible Preferred Stock. The shares of Series A Convertible Preferred Stock possess no voting rights.

On May 14, 2014, we entered into securities purchase agreements with certain accredited investors pursuant to which we sold an aggregate of 6,000 shares of our then newly designated Series A Convertible Preferred Stock at a price of $1,000 per share for gross proceeds to us of $6,000,000. Related to the sale, we incurred offering costs of $620,085 resulting in net proceeds of $5,379,915. The transaction closed on May 15, 2014.

As the conversion price of the Series A Convertible Preferred Stock on a converted basis was below the market price of the common shares on the closing date, this resulted in a beneficial conversion feature recorded as an “imputed” dividend of $2,010,000. In addition, during the fourth quarter of 2015, in connection with the 2015 Private Placement in which the Company’s common stock was sold at $3.00 per share, the conversion price of the Series A Convertible Preferred Stock decreased to $3.00. This decrease resulted in an additional beneficial conversion feature of $3,383,850 which has now been recognized as of the time of the 2015 Private Placement as opposed to at the time of each investor’s conversion of the Series A Convertible Preferred Stock into common stock. (See Basis of Presentation in Note 2, herein).